Corporate Information	12 Months Ended
Dec. 31, 2022
Corporate Information
Corporate information
1.	Corporate Information

Grupo Televisa, S.A.B. (the “Company”) is a limited liability public stock corporation (“Sociedad Anónima Bursátil” or “S.A.B.”), incorporated under the laws of Mexico. Pursuant to the terms of the Company’s bylaws (“Estatutos Sociales”), its corporate existence continues through 2106. The shares of the Company are listed and traded in the form of  “Certificados de Participación Ordinarios”, or “CPOs,” on the Mexican Stock Exchange (“Bolsa Mexicana de Valores” or “BMV”) under the ticker symbol TLEVISA CPO, and in the form of Global Depositary Shares, or “GDSs,” on the New York Stock Exchange, or “NYSE,” under the ticker symbol TV. The Company’s principal executive offices are located at Av. Vasco de Quiroga No. 2000, Colonia Santa Fe, 01210, Mexico City, Mexico.

Grupo Televisa, S.A.B., together with its subsidiaries (collectively, the “Group”), is a major telecommunications corporation which owns and operates one of the most significant cable companies as well as a leading direct-to-home (“DTH”) satellite pay television system in Mexico. The Group’s cable business offers integrated services, including video, high-speed data and voice to residential and commercial customers, as well as managed services to domestic and international carriers. The Group owns a majority interest in Sky, a leading DTH satellite pay television system and broadband provider in Mexico, operating also in the Dominican Republic and Central America. The Group holds a number of concessions by the Mexican government that authorizes it to broadcast programming over television stations for the signals of TelevisaUnivision, Inc. (“TelevisaUnivision”), and the Group’s cable and DTH systems. In addition, the Group is the largest shareholder of TelevisaUnivision, a leading media company producing, creating and distributing Spanish-speaking content through several broadcast channels in Mexico, the U.S. and over 50 countries through television networks, cable operators and over-the-top or OTT services. The Group also has interests in magazine publishing and distribution, professional sports and live entertainment, and gaming.

On January 31, 2022 the Company and TelevisaUnivision announced the closing of the transaction between the Group’s media content and production assets and TelevisaUnivision (the “TelevisaUnivision Transaction”) (see Note 3).